Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2021
Revenues	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Tax on income					$(39)
Net Income					$451

2020
Revenues	$12,523	$2,502	$18,594	$(68)	$33,551
Gross profit	$3,265	$(871)	$3,724	$-	$6,118
Allocated operating expenses	$2,099	$641	$2,373	$-	$5,113
Impairment of goodwill and intangible assets		$988			$988
Unallocated operating expenses					$668
Operating loss	$1,166	$(2,500)	$1,351	$-	$(651)
Financial expenses					$348
Other income					$(39)
Net Income					$(960)

2019
Revenues	$13,241	$826	$19,750	$-	$33,817
Gross profit	$2,906	$2	$3,750	$-	$6,658
Allocated operating expenses	$2,708	$349	$2,289	$-	$5,346
Impairment of goodwill and intangible assets		$970			$970
Unallocated operating expenses					$973
Operating loss	$198	$(1,317)	$1,461	$-	$(631)
Financial expenses					$330
Tax on income					$(48)
Net Income					$(913)

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2021		2020		2019
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$25,662	1,097	24,369	$956	$23,493	$1,257
Far East	3,494	-	3,831	-	5,055	-
India	1,701	-	2,375	-	3,624	-
America	2,032	-	2,449	-	901	-
Europe	555	-	527	-	744	-
Rest of the world	190	-	-	-	-	-

	$33,634	1,097	33,551	$956	$33,817	$1,257